Common and preferred shares and other equity instruments	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Common and preferred shares and other equity instruments

Note 15	Common and preferred shares and other equity instruments

The following table presents the number of common and preferred shares outstanding and dividends paid, and other equity instruments and distributions paid thereon:
Common and preferred shares outstanding and other equity instruments

$ millions, except number of shares and per share amounts, as at or for the year ended October 31				2024				2023
	Shares outstanding		Dividends and distributions paid		Shares outstanding		Dividends and distributions paid
	Number of shares	Amount	Amount	$ per share	Number of shares	Amount	Amount	$ per share
Common shares	942,285,419	$17,009	$3,382	$3.60	931,078,785	$16,080	$3,149	$3.44
Class A Preferred Shares
Series 39 (1)	–	–	11	0.70	16,000,000	400	15	0.93
Series 41	12,000,000	300	12	0.98	12,000,000	300	12	0.98
Series 43	12,000,000	300	9	0.79	12,000,000	300	9	0.79
Series 47	18,000,000	450	27	1.47	18,000,000	450	25	1.38
Series 49 (2)	–	–	8	0.65	13,000,000	325	17	1.30
Series 51 (3)	–	–	10	0.97	10,000,000	250	13	1.29
Series 56	600,000	600	44	73.65	600,000	600	49	82.12
Series 57	500,000	500	22	42.92	–	–	–	–
		$2,150	$143			$2,625	$140
Treasury shares – common shares (4)	9,179	$2			20,156	$2
Treasury shares – preferred shares (4)	(3,778)	(4)			(18)	–
Other Equity Instruments (5)
Limited recourse capital notes Series 1		$750	$33	4.375%		$750	$33	4.375%
Limited recourse capital notes Series 2		$750	$30	4.000%		$750	$30	4.000%
Limited recourse capital notes Series 3		$800	$57	7.150%		$800	$64	7.150%
Limited recourse capital notes Series 4		$500	$–	6.987%		$–	$–

(1)	Series 39 preferred shares were redeemed at par value for a total price of $400 million on July 31, 2024.
(2)	Series 49 preferred shares were redeemed at par value for a total price of $325 million on April 30, 2024.
(3)	Series 51 preferred shares were redeemed at par value for a total price of $250 million on July 31, 2024.
(4)
A long position in our own shares is shown as a negative number, which reduces the number of shares outstanding. A short position is shown as a positive number, which adds to the number of shares outstanding. See Note 1 to the consolidated financial statements for the accounting policy on treasury shares.

(5)	See the “Limited Recourse Capital Notes (LRCNs)” section below for details.
Common shares
CIBC’s authorized capital consists of an unlimited number of common shares, without nominal or par value.
Common shares issued

$ millions, except number of shares, as at or for the year ended October 31		2024		2023
	Number of shares	Amount	Number of shares	Amount
Balance at beginning of year	931,098,941	$16,082	906,040,097	$14,726
Issuance pursuant to:
Equity-settled share-based compensation plans (1)	2,593,751	148	548,516	27
Shareholder investment plan (2)	10,986,157	698	21,455,322	1,155
Employee share purchase plan (3)	2,626,726	173	3,081,055	176
	947,305,575	$17,101	931,124,990	$16,084
Purchase of common shares for cancellation	(5,000,000)	(90)	–	–
Treasury shares	(10,977)	–	(26,049)	(2)
Balance at end of year	942,294,598	$17,011	931,098,941	$16,082

(1)	Includes the settlement of contingent consideration related to prior acquisitions.
(2)
Commencing with the dividends paid on July 29, 2024, common shares received by participants were issued from Treasury without a discount. Previously, effective from January 27, 2023, common shares received by participants under the Dividend reinvestment and Stock dividend options within the Shareholder investment plan were issued from Treasury at a 2% discount to the Average Market Price as defined in the Shareholder investment plan.

(3)	Commencing October 11, 2024, employee contributions to our Canadian ESPP were invested to acquire common shares in the open market. Previously , these shares were issued from Treasury.

Common shares reserved for issue
As at October 31, 2024, 22,773,705 common shares (2023: 25,367,456) were reserved for future issue pursuant to stock option plans, 33,960,700 common shares (2023: 44,946,857) were reserved for future issue pursuant to the Shareholder Investment Plan, 3,731,131 common shares (2023: 6,357,857) were reserved for future issue pursuant to the ESPP and other activities, and 6,318,544,500 common shares (2023: 5,825,898,000) were reserved for future issue pursuant to instruments which include an NVCC provision requiring conversion into common shares upon the occurrence of a Trigger Event as described in the capital adequacy guidelines.
Normal course issuer bid (NCIB)
On September 6, 2024, we announced that the Toronto Stock Exchange had accepted the notice of our intention to commence a normal course issuer bid. Purchases under this bid will be completed upon the earlier of: (i) CIBC purchasing 20 million common shares; (ii) CIBC providing a notice of termination; or (iii) September 9, 2025.

5,000,000 common shares have been purchased and cancelled during the quarter at an average price of $
83.75
for a total amount of $
419
 million.
Preferred shares and other equity instruments
Preferred shares
CIBC is authorized to issue an unlimited number of Class A Preferred Shares and Class B Preferred Shares without nominal or par value, issuable in series, provided that, for each class of preferred shares, the maximum aggregate consideration for all outstanding shares at any time does not exceed $10 billion. There are no Class B Preferred Shares currently outstanding.
Terms of Class A Preferred Shares
Non-cumulative
Rate Reset Class A Preferred Shares Series 41, 43, 47, 56, and 57 (NVCC) are redeemable instruments, subject to regulatory approval, for cash by CIBC on or after the specified redemption dates at the cash redemption prices indicated in the terms of the preferred shares. These preferred shares are compound instruments with both equity and liability features as payments of dividends and principal in cash are made at our discretion. The liability component has a nominal value and, as a result, the full proceeds received upon issuance have been presented as equity on the consolidated balance sheet, and any dividend payments paid thereon are accounted for as equity distributions.

Outstanding as at October 31, 2024	Semi-annually dividends per share (1)	Quarterly dividends per share (1)	Earliest specified redemption date	Cash redemption price per share
Series 41		$0.244313	January 31, 2025	$25.00
Series 43		0.196438	July 31, 2025	25.00
Series 47		0.367375	January 31, 2028	25.00
Series 56	$36.825000		September 28, 2027	1,000.00
Series 57	36.685800		March 12, 2029	1,000.00

(1)	Dividends may be adjusted depending on the timing of issuance or redemption.
Non-cumulative
Rate Reset Class A Preferred Shares Series 41 (NVCC) (Series 41 shares)
On December 16, 2014, we issued 12 million Non-cumulative Rate Reset Class A Preferred Shares Series 41 (NVCC) (Series 41 shares) with a par value of $25.00 per share, for gross proceeds of $300 million.

The dividend was reset to 3.909%, payable quarterly as and when declared by the Board, effective for the five-year period commencing January 31, 2020. On January 31, 2025, and on January 31 every five years thereafter, the dividend rate will reset to be equal to the then current five-year Government of Canada bond yield plus 2.24%.
Holders of the Series 41 shares had the right to convert their shares on a one-for-one
basis into Non-cumulative Floating Rate Class A Preferred Shares Series 42 (NVCC) (Series 42 shares), subject to certain conditions, on January 31, 2020. As the conditions for conversion were not met, no Series 42 shares were issued, and all of the Series 41 shares remain outstanding. Holders of the Series 41 shares will have the right to convert their shares on a one-for-one
basis into Series 42 shares, subject to certain conditions, on January 31, 2025 and on January 31 every five years thereafter. Holders of the Series 42 shares will be entitled to receive a quarterly floating rate dividend, if declared, equal to the three-month Government of Canada Treasury Bill yield plus 2.24%. Holders of the then outstanding Series 42 shares may convert their shares on a one-for-one
basis into Series 41 shares, subject to certain conditions, on January 31, 2030 and on January 31 every five years thereafter.
Subject to regulatory approval and certain provisions of the shares, we may redeem all or any part of the then outstanding Series 41 shares at par on January 31, 2025 and on January 31 every five years thereafter; we may redeem all or any part of the then outstanding Series 42 shares at par on January 31, 2030 and on January 31 every five years thereafter.
Non-cumulative
Rate Reset Class A Preferred Shares Series 43 (NVCC) (Series 43 shares)
On March 11, 2015, we issued 12 million Non-cumulative Rate Reset Class A Preferred Shares Series 43 (NVCC) (Series 43 shares)
with a par value of $25.00 per share, for gross proceeds of $300 million. The dividend was reset to 3.143%, payable quarterly as and when declared by the Board, effective for the five-year period commencing July 31, 2020. On July 31, 2025, and on July 31 every five years thereafter, the dividend rate will reset to be equal to the then current five-year Government of Canada bond yield plus 2.79%.
Holders of the Series 43 shares had the right to convert their shares on a one-for-one
basis into Non-cumulative Floating Rate Class A Preferred Shares Series 44 (NVCC) (Series 44 shares), subject to certain conditions, on July 31, 2020. As the conditions for conversion were not met, no Series 44 shares were issued, and all of the Series 43 shares remain outstanding. Holders of the Series 43 shares will have the right to convert their shares on a one-for-one
basis into Series 44 shares, subject to certain conditions, on July 31, 2025 and on July 31 every five years thereafter. Holders of the Series 44 shares will be entitled to receive a quarterly floating rate dividend, if declared, equal to the three-month Government of Canada Treasury Bill yield plus 2.79%. Holders of the then outstanding Series 44 shares may convert their shares on a one-for-one
basis into Series 43 shares, subject to certain conditions, on July 31, 2030 and on July 31 every five years thereafter.
Subject to regulatory approval and certain provisions of the shares, we may redeem all or any part of the then outstanding Series 43 shares at par on July 31, 2025 and on July 31 every five years thereafter; we may redeem all or any part of the then outstanding Series 44 shares at par on July 31, 2030 and on July 31 every five years thereafter.

Non-cumulative
Rate Reset Class A Preferred Shares Series 47 (NVCC) (Series 47 shares)
On January 18, 2018, we issued
18
 million Non-cumulative Rate Reset Class A Preferred Shares Series 47 (NVCC) (Series 47 shares) with a par value of $
25.00
per share, for gross proceeds of $
450
 million. The dividend was reset to
5.878
%, payable quarterly as and when declared by the Board, effective for the five-year period commencing
January 31, 2023
. On
January 31, 2028
, and on January 31 every five years thereafter, the dividend rate will reset to be equal to the then current five-year Government of Canada bond yield plus
2.45
%.
Holders of the Series 47 shares will have the right to convert their shares on a one-for-one
basis into Non-cumulative Floating Rate Class A Preferred Shares Series 48 (NVCC) (Series 48 shares), subject to certain conditions, on January 31, 2023 and on January 31 every five years thereafter. Holders of the Series 48 shares will be entitled to receive a quarterly floating rate dividend, if declared, equal to the three-month Government of Canada Treasury Bill yield plus
2.45
%. Holders of the then outstanding Series 48 shares may convert their shares on a one-for-one
basis into Series 47 shares, subject to certain conditions, on January 31, 2028 and on January 31 every five years thereafter.
Subject to regulatory approval and certain provisions of the shares, we may redeem all or any part of the then outstanding Series 47 shares at par on January 31, 2028 and on January 31 every five years thereafter; we may redeem all or any part of the then outstanding Series 48 shares at par on January 31, 2033 and on January 31 every five years thereafter.
Non-cumulative
Rate Reset Class A Preferred Shares Series 56 (NVCC) (Series 56 shares)
On September 16, 2022, we issued
600,000
Non-cumulative
Rate Reset Class A Preferred Shares Series 56 (NVCC) (Series 56 shares) with a par value of $
1,000.00
per share, for gross proceeds of $
600
 million. For the initial five-year period to October 28, 2027, the Series 56 shares pay semi-annual
cash dividends on the 28th day of April and October in each year, as declared, at a rate of
7.365
%. On October 28, 2027, and on October 28 every five years thereafter, the dividend rate will reset to be equal to the then current five-year Government of Canada bond yield plus
4.20
%.
Subject to regulatory approval and certain provisions of the shares, we may redeem all or any part of the then outstanding Series 56 shares at par during the period from September 28, 2027 to and including October 28, 2027 and during the period from September 28 to and including October 28 every five years thereafter.
Non-cumulative
Rate Reset Class A Preferred Shares Series 57 (NVCC) (Series 57 shares)
On March 12, 2024, we issued
500,000
Non-cumulative
Rate Reset Class A Preferred Shares Series 57 (NVCC) (Series 57 shares) with a par value of $
1,000.00
per share, for gross proceeds of $
500
 million. For the initial five-year period to April 12, 2029, the Series 57 shares pay semi-annual
cash dividends on the 12th day of April and October in each year, as declared, at a rate of
7.337
%. The first dividend was paid on October 12, 2024. On April 12, 2029, and on April 12 every five years thereafter, the dividend rate will reset to be equal to the then current five-year Government of Canada bond yield plus
3.90
%.
Subject to regulatory approval and certain provisions of the shares, we may redeem all or any part of the then outstanding Series 57 shares at par during the period from March 12, 2029 to and including April 12, 2029 and during the period from March 12 to and including April 12 every five years thereafter.
Limited Recourse Capital Notes (LRCNs)
The LRCNs are compound instruments with both equity and liability features as payments of interest and principal in cash are made at our discretion, as the sole recourse of each Note holder in the event of non-payment will be limited to that holder’s proportionate share of the non-cumulative
Rate Reset Class A Preferred Shares Series held in the CIBC LRCN Limited Recourse Trust (Limited Recourse Trust). The liability component of the LRCNs has a nominal value and, as a result, the full proceeds received upon the issuance of the LRCNs have been presented as equity on the consolidated balance sheet, and any interest payments paid thereon are accounted for as equity distributions.
4.375% Limited Recourse Capital Notes Series 1 (NVCC) (subordinated indebtedness) (LRCN Series 1 Notes)
On September 16, 2020, we issued $
750
 million principal amount of
4.375
% Limited Recourse Capital Notes Series 1 (NVCC) (subordinated indebtedness). The LRCN Series 1 Notes mature on
October 28, 2080
, and bear interest at a fixed rate of
4.375
% per annum (paid semi-annually) until October 28, 2025. Starting on
October 28, 2025
, and every five years thereafter until October 28, 2075, the interest rate will be reset to the then current five-year Government of Canada bond yield plus
4.000
% per annum.
Concurrently with the issuance of the LRCN Series 1 Notes, we issued
Non-Cumulative
5-Year
Fixed Rate Reset Class A Preferred Shares Series 53 (NVCC) (Series 53 shares), which are held in the Limited Recourse Trust that is consolidated by CIBC, and as a result, the Series 53 Preferred Shares are eliminated in CIBC’s consolidated financial statements. In the event of non-payment
by CIBC of the principal amount of, interest on, or redemption price for the LRCN Series 1 Notes when due, the sole remedy of each LRCN Series 1 Note holder is limited to that holder’s proportionate share of the Series 53 Preferred Shares held in the Limited Recourse Trust.
Subject to regulatory approval, we may redeem the LRCN Series 1 Notes, in whole or in part, every five years during the period from September 28 to and including October 28, commencing in 2025, at par.
4.000% Limited Recourse Capital Notes Series 2 (NVCC) (subordinated indebtedness) (LRCN Series 2 Notes)
On September 14, 2021, we issued $
750
 million principal amount of
4.000
% Limited Recourse Capital Notes Series 2 (NVCC) (subordinated indebtedness). The LRCN Series 2 Notes mature on
January 28, 2082
, and bear interest at a fixed rate of
4.000
% per annum (paid semi-annually) until
January 28, 2027
. Starting on January 28, 2027, and every five years thereafter until January 28, 2077, the interest rate will be reset to the then current five-year Government of Canada bond yield plus
3.102
% per annum.
Concurrently with the issuance of the LRCN Series 2 Notes, we issued
Non-Cumulative
5-Year
Fixed Rate Reset Class A Preferred Shares Series 54 (NVCC) (Series 54 shares), which are held in the Limited Recourse Trust that is consolidated by CIBC, and as a result, the Series 54 Preferred Shares are eliminated in CIBC’s consolidated financial statements. In the event of non-payment
by CIBC of the principal amount of, interest on, or redemption price for the LRCN Series 2 Notes when due, the sole remedy of each LRCN Series 2 Note holder is limited to that holder’s proportionate share of the Series 54 Preferred Shares held in the Limited Recourse Trust.
Subject to regulatory approval, we may redeem the LRCN Series 2 Notes, in whole or in part, every five years during the period from December 28 to and including January 28, commencing on December 28, 2026, at par.

7.150% Limited Recourse Capital Notes Series 3 (NVCC) (subordinated indebtedness) (LRCN Series 3 Notes)
On June 15, 2022, we issued $800 million principal amount of 7.150% Limited Recourse Capital Notes Series 3 (NVCC) (subordinated indebtedness). The LRCN Series 3 Notes mature on July 28, 2082, and bear interest at a fixed rate of 7.150% per annum (paid semi-annually) until July 28, 2027. Starting on July 28, 2027, and every five years thereafter until July 28, 2077, the interest rate will be reset to the then current five-year Government of Canada bond yield plus 4.000% per annum.

Concurrently with the issuance of the LRCN Series 3 Notes, we issued
Non-Cumulative
5-Year
Fixed Rate Reset Class A Preferred Shares Series 55 (NVCC) (Series 55 shares), which are held in the Limited Recourse Trust that is consolidated by CIBC and, as a result, the Series 55 Preferred Shares are eliminated in CIBC’s consolidated financial statements. In the event of non-payment
by CIBC of the principal amount of, interest on, or redemption price for the LRCN Series 3 Notes when due, the sole remedy of each LRCN Series 3 Note holder is limited to that holder’s proportionate share of the Series 55 Preferred Shares held in the Limited Recourse Trust.
Subject to regulatory approval, we may redeem the LRCN Series 3 Notes, in whole or in part, every five years during the period from June 28 to and including July 28, commencing on June 28, 2027, at par.
6.987% Limited Recourse Capital Notes Series 4 (NVCC) (subordinated indebtedness) (LRCN Series 4 Notes)
On
 June
25
,
2024
, we issued $
500
 million principal amount of
6.987
% Limited Recourse Capital Notes Series
4
(NVCC) (subordinated indebtedness). The LRCN Series
4
Notes mature on
July 28, 2084
, and bear interest at a fixed rate of
6.987
%
per annum (paid semi-annually)
until July
28
,
2029
.
Starting on July 28, 2029, and every five years thereafter until July 28, 2079, the interest rate will be reset to the then current five-year Government of Canada bond yield plus 3.70% per annum.
Concurrently with the issuance of the LRCN Series 4 Notes, we issued
Non-Cumulative
5-Year
Fixed Rate Reset Class A Preferred Shares Series 58 (NVCC) (the Series 58 Preferred Shares), which are held in the Limited Recourse Trust that is consolidated by CIBC and, as a result, the Series 58 Preferred Shares are eliminated in CIBC’s consolidated financial statements. In the event of non-payment
by CIBC of the principal amount of, interest on, or redemption price for, the LRCN Series 4 Notes when due, the sole remedy of each LRCN Series 4 Note holder is limited to that holder’s proportionate share of the Series 58 Preferred Shares held in the Limited Recourse Trust.
Subject to regulatory approval, we may redeem the LRCN Series 4 Notes, in whole or in part, every five years during the period from June 28 to and including July 28, commencing on June 28, 2029, at par.
6.950% Limited Recourse Capital Notes Series 5 (NVCC) (subordinated indebtedness) (LRCN Series 5 Notes)
On November 5, 2024, we issued USD$500 million principal amount of 6.950% Limited Recourse Capital Notes Series 5 (NVCC) (subordinated indebtedness). The LRCN Series 5 Notes mature on January 28, 2085, and bear interest at a fixed rate of 6.950% per annum (paid quarterly) until January 28, 2030. Starting on January 28, 2030, and every five years thereafter until January 28, 2080, the interest rate will be reset to the then current five-year U.S. Treasury Rate plus 2.833% per annum.
Concurrently with the issuance of the LRCN Series 5 Notes, we issued Non-Cumulative 5-Year Fixed Rate Reset Class A Preferred Shares Series 59 (NVCC) (the Series 59 Preferred Shares), which are held in the Limited Recourse Trust that is consolidated by CIBC and, as a result, the Series 59 Preferred Shares are eliminated in CIBC’s consolidated financial statements. In the event of non-payment by CIBC of the principal amount of, interest on, or redemption price for, the LRCN Series 5 Notes when due, the sole remedy of each LRCN Series 5 Note holder is limited to that holder’s proportionate share of the Series 59 Preferred Shares held in the Limited Recourse Trust.
Subject to regulatory approval, we may redeem the LRCN Series 5 Notes, in whole or in part, on each January 28, April 28, July 28, and October 28, commencing on January 28, 2030, at par.
NVCC conversion mechanics
Each series of Class A Preferred Shares and LRCNs discussed above are subject to an NVCC provision, necessary for the shares and LCRNs to qualify as Tier 1 regulatory capital under Basel III. As such, the Class A Preferred Shares and LRCNs are automatically converted into common shares upon the occurrence of a Trigger Event. As described in the Capital Adequacy Guidelines, a Trigger Event occurs when OSFI determines the bank is or is about to become non-viable
and, if after conversion of all contingent instruments and consideration of any other relevant factors or circumstances, it is reasonably likely that its viability will be restored or maintained; or if the bank has accepted or agreed to accept a capital injection or equivalent support from a federal or provincial government, without which OSFI would have determined the bank to be non-viable.
In such an event, Class A Preferred Shares Series 41, 43, 47, 56, and 57 will be converted into a number of common shares, determined by dividing the par value plus accrued and unpaid interest by the average common share price (as defined in the relevant prospectus supplements) subject to a minimum price of $2.50 per share (subject to adjustment in certain events as defined in the relevant prospectus supplements). Series 53, 54, 55, 58, and 59 Preferred Shares held in the Limited Recourse Trust, will automatically and immediately be converted, without the consent of LRCN Note holders, into a variable number of common shares which will be delivered to LRCN Note holders in satisfaction of the principal amount of, and accrued and unpaid interest on, all of the LRCNs. All claims of LRCN Note holders against CIBC under the LRCNs will be extinguished upon receipt of such common shares.
Restrictions on the payment of dividends
Under Section 79 of the
Bank Act
(Canada), a bank, including CIBC, is prohibited from declaring or paying any dividends on its preferred or common shares if there are reasonable grounds for believing that the bank is, or the payment would cause it to be, in contravention of any capital adequacy or liquidity regulation or any direction to the bank made by OSFI.
In addition, our ability to pay common share dividends is also restricted by the terms of the outstanding preferred shares. These terms provide that we may not pay dividends on our common shares at any time without the approval of holders of the outstanding preferred shares, unless all dividends to preferred shareholders that are then payable have been declared and paid or set apart for payment. Our Series 53, 54, 55, 58 and 59 Preferred Shares further limit the payment of dividends on the outstanding Class A Preferred Shares Series 41, 43, 47, 56, and 57 in certain limited circumstances.
Currently, these limitations do not restrict the payment of dividends on our preferred or common shares.
Capital
Objectives, policy and procedures
Our overall capital management objective is to employ a strong and efficient capital base. We manage capital in accordance with a capital policy approved by the Board, which includes specific guidelines that relate to capital strength, capital mix, dividends and return of capital, and the unconsolidated capital adequacy of regulated entities. Capital is monitored continuously for compliance.
Each year, a Capital Plan and three-year outlook are established as a part of the financial plan, and they encompass all material elements of capital: forecasts of sources and uses of capital including earnings, dividends, business growth, and corporate initiatives, as well as maturities, redemptions, and issuances of capital instruments. The Capital Plan is stress-tested to ensure that it is sufficiently robust under severe but plausible stress scenarios. The level of capital and capital ratios are monitored throughout the year including a comparison to the Capital Plan. There were no significant changes made to the objectives, policy, guidelines and procedures during the year.
Regulatory capital, leverage and total loss absorbing capacity (TLAC) requirements
Our

regulatory capital requirements are determined in accordance with guidelines issued by OSFI, which are based on the capital standards developed by the Basel Committee on Banking Supervision (BCBS).
CIBC has been designated by OSFI as a domestic systemically important bank
(D-SIB)
in Canada, and is subject to a Common Equity Tier 1 (CET1) surcharge equal to 1.0% of risk-weighted assets (RWA). OSFI also expected
D-SIBs
to hold a Domestic Stability Buffer (DSB) of 3.5% as at October 31, 202
4
, which was increased from 3.0% effective
November
 1, 2023. The resulting targets established by OSFI for
D-SIBs,
including all buffer requirements, for CET1, Tier 1 and Total capital ratios are
11.5%,
13.0%, and

15.0
%, respectively.
Regulatory capital consists of CET1, Tier 1 and Tier 2 capital. CET1 capital includes common shares, retained earnings, AOCI (excluding AOCI relating to cash flow hedges and changes to FVO liabilities attributable to changes in own credit risk), and qualifying instruments issued by a consolidated banking subsidiary to third parties, less regulatory adjustments for items such as goodwill and other intangible assets (net of related deferred tax liabilities), certain deferred tax assets, net assets related to defined benefit pension plans as reported on our consolidated balance sheet (net of related deferred tax liabilities), and certain investments. Additional Tier 1 (AT1) capital primarily includes NVCC preferred shares, LRCNs, and qualifying instruments issued by a consolidated subsidiary to third parties. Tier 2 capital includes NVCC subordinated indebtedness, eligible general allowance, and qualifying instruments issued by a consolidated subsidiary to third parties.
To supplement risk-based capital requirements, OSFI expects federally regulated deposit-taking institutions to have a leverage ratio, which is a non-risk-based
capital metric, that meets or exceeds 3.5%, including a 0.5%
D-SIB
buffer.
OSFI also requires
D-SIBs
to maintain a supervisory target TLAC ratio (which builds on the risk-based capital ratios) and a minimum TLAC leverage ratio (which builds on the leverage ratio). OSFI expects
D-SIBs
to have a minimum risk-based TLAC ratio of 21.5% plus the then applicable DSB requirement (3.5% as noted above), and a minimum TLAC leverage ratio of 7.25%. TLAC consists of regulatory capital and bail-in
eligible liabilities that have residual maturity greater than one year.
These targets may be higher for certain institutions at OSFI’s discretion. During the years ended October 31, 2024 and 2023, we have complied with OSFI’s regulatory capital, leverage ratio, and TLAC requirements.
Our capital, leverage and TLAC ratios are presented in the table below:

$ millions, as at October 31		2024	2023
CET1 capital		$44,516	$40,327
Tier 1 capital	A	49,481	45,270
Total capital		56,809	52,119
Total RWA	B	333,502	326,120
CET1 ratio		13.3%	12.4%
Tier 1 capital ratio		14.8%	13.9%
Total capital ratio		17.0%	16.0%
Leverage ratio exposure	C	$1,155,432	$1,079,103
Leverage ratio	A/C	4.3%	4.2%
TLAC available	D	$101,062	$100,176
TLAC ratio	D/B	30.3%	30.7%
TLAC leverage ratio	D/C	8.7%	9.3%